Net interest income - Schedule of Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest income	£ 28,051	£ 17,645	[1],[2]	£ 13,258	[1]
Subordinated liabilities	(720)	(697)		(1,320)
Total interest expense	(14,753)	(4,723)	[1],[2]	(2,386)	[1]
Net interest income	13,298	12,922	[1],[2]	10,872	[1]
Net income statement transfers	1,838	43	[3]	(621)
Finance leases
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest income	923	724		748
Interest income:
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to banks	4,172	1,208		104
Loans and advances to customers	20,419	14,465		12,556
Reverse repurchase agreements	2,044	857		77
Debt securities	559	168		80
Financial assets held at amortised cost	27,194	16,698		12,817
Financial assets at fair value through other comprehensive income	857	947		441
Total interest income	28,051	17,645		13,258
Interest expense:
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Deposits from banks	(213)	(148)		(74)
Customer deposits	(7,148)	(1,387)		(426)
Repurchase agreements at amortised cost	(2,397)	(842)		(22)
Debt securities in issue at amortised cost	(4,253)	(1,636)		(900)
Lease liabilities	(30)	(29)		(32)
Subordinated liabilities	(712)	(681)		(932)
Total interest expense	£ (14,753)	£ (4,723)		£ (2,386)

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.